Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2012

Collection Period Start	1-Sep-12	Distribution Date	15-Oct-12
Collection Period End	30-Sep-12	30/360 Days	30
Beg. of Interest Period	17-Sep-12	Actual/360 Days	28
End of Interest Period	15-Oct-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,198,225,718.63	1,176,206,111.98	0.8788114
Total Securities		1,338,405,600.85	1,198,225,718.63	1,176,206,111.98	0.8788114
Class A-1 Notes	0.343780%	170,000,000.00	29,820,117.78	7,800,511.13	0.0458854
Class A-2a Notes	0.680000%	150,000,000.00	150,000,000.00	150,000,000.00	1.0000000
Class A-2b Notes	0.380750%	350,000,000.00	350,000,000.00	350,000,000.00	1.0000000
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,019,606.65	7,973.44	129.5270979	0.0469026
Class A-2a Notes	0.00	85,000.00	0.0000000	0.5666667
Class A-2b Notes	0.00	103,648.61	0.0000000	0.2961389
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,019,606.65	564,274.63

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,504,893.21
Monthly Interest				5,666,651.89
Total Monthly Payments				20,171,545.10

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,003,574.85
Aggregate Sales Proceeds Advance				807,733.61
Total Advances				1,811,308.46

Vehicle Disposition Proceeds:
Reallocation Payments				1,199,509.21
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,201,031.91
Excess Wear and Tear and Excess Mileage				1,972.96
Remaining Payoffs				0.00
Net Insurance Proceeds				714,954.82
Residual Value Surplus				29,267.17
Total Collections				30,129,589.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	846,529.21			44
Involuntary Repossession	97,800.00			7
Voluntary Repossession	210,622.00			8
Full Termination	-			-
Bankruptcy	44,558.00			3
Insurance Payoff		709,689.72		35
Customer Payoff			16,880.09	1
Grounding Dealer Payoff			4,131,931.84	176
Dealer Purchase			1,897,198.39	78
Total	1,199,509.21	709,689.72	6,046,010.32	352

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	61,379	1,442,607,777.73	7.00000%	1,198,225,718.63
Total Depreciation Received		(17,300,233.53)		(14,836,530.51)
Principal Amount of Gross Losses	(59)	(1,295,741.91)		(1,084,951.70)
Repurchase / Reallocation	0	-		-
Early Terminations	(21)	(445,502.47)		(367,756.66)
Scheduled Terminations	(292)	(6,805,953.56)		(5,730,367.78)
Pool Balance - End of Period	61,007	1,416,760,346.26		1,176,206,111.98

Remaining Pool Balance
Lease Payment				399,927,985.07
Residual Value				776,278,126.91
Total				1,176,206,111.98

III. DISTRIBUTIONS

Total Collections					30,129,589.63
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					30,129,589.63

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					464,994.46
3. Reimbursement of Sales Proceeds Advance					576,319.05
4. Servicing Fee:
Servicing Fee Due					998,521.43
Servicing Fee Paid					998,521.43
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,039,834.94

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					7,973.44

Class A-1 Notes Monthly Interest Paid					7,973.44
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					85,000.00

Class A-2 Notes Monthly Interest Paid					85,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					103,648.61

Class A-2 Notes Monthly Interest Paid					103,648.61
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	564,274.63
Total Note and Certificate Monthly Interest Paid	564,274.63
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	27,525,480.06

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,019,606.65

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,019,606.65
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,505,873.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,505,873.41
Gross Reserve Account Balance		25,581,957.42
Remaining Available Collections Released to Seller		5,505,873.41
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		19.57
Monthly Prepayment Speed		52%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,098,133.15
Securitization Value of Defaulted Receivables and Casualty Receivables	1,084,951.70	59
Aggregate Defaulted and Casualty Gain (Loss)	13,181.45
Pool Balance at Beginning of Collection Period	1,198,225,718.63
Net Loss Ratio	0.0011%

Cumulative Net Losses for all Periods	0.0014%	19,353.83

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,524,753.21	390
61-90 Days Delinquent	1,202,807.71	64
91-120+ Days Delinquent	317,088.59	15
Total Delinquent Receivables:	9,044,649.51	469
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	824,244.00	44
Securitization Value	877,416.05
Aggregate Residual Gain (Loss)	(53,172.05)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	7,498,539.51	395
Cumulative Securitization Value	7,682,528.69
Cumulative Residual Gain (Loss)	(183,989.18)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,033,307.33
Reimbursement of Outstanding Advance		576,319.05
Additional Advances for current period		807,733.61
Ending Balance of Residual Advance		1,264,721.89

Beginning Balance of Payment Advance		1,549,161.37
Reimbursement of Outstanding Payment Advance		464,994.46
Additional Payment Advances for current period		1,003,574.85
Ending Balance of Payment Advance		2,087,741.76

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of September 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No